Filed under Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Global Trends Fund

(the “Fund”)

Supplement dated April 6, 2016 to the Prospectus

dated February 29, 2016, as amended

Effective immediately, on page 7 of the Prospectus, the information under the heading “Important Additional Information – Portfolio Managers” is deleted in its entirety and replaced with the following:

The Fund is managed by the Subadviser’s team of investment professionals led by Stephen A. Gorman, CFA.

Name	Portfolio Manager of the Fund Since	Title
Stephen A. Gorman, CFA	2016	Senior Managing Director, Portfolio Manager and Director of Tactical Asset Allocation

On p. 29 of the Prospectus, in the section entitled “Fund Management – Subadviser,” the penultimate paragraph is deleted in its entirety and replaced with the following:

The Fund is managed by the Subadviser’s team of investment professionals led by Stephen A. Gorman, CFA. Mr. Gorman, Senior Managing Director, Portfolio Manager and Director of Tactical Asset Allocation, joined Wellington Management as an investment professional in 2008.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118GLO_2-16

Filed under Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Global Trends Fund

(the “Fund”)

Supplement dated April 6, 2016 to the Statement of Additional Information (“SAI”)

dated February 29, 2016, as amended to date

Effective immediately, all reference to Rick A. Wurster, Managing Director and Asset Allocation Portfolio Manager of Wellington Management Company LLP (“Wellington Management”), is deleted in its entirety. In addition, on p. 36 of the SAI, the information under the section “Information Regarding the Portfolio Manager, Personal Securities Trading, Distributor and Servicing Agent – Information about Wellington Management’s Portfolio Manager,” is deleted in its entirety and replaced with the following:

Information about Wellington Management’s Portfolio Manager

The Subadviser’s team of investment professionals, led by Stephen A. Gorman, CFA (the “Portfolio Manager”), is primarily responsible for the daily management of the Fund’s portfolio.

Other Accounts Managed by the Portfolio Manager

The following table indicates the number of other accounts managed by the Portfolio Manager and the total assets in the accounts in each of the following categories as of December 31, 2015: Registered Investment Companies (“RICs”), Other Pooled Investments (“OPIs”), and Other Accounts (“OAs”). For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

	Number of Other Accounts Managed and Total Assets ($ millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions except as noted)
Name of Portfolio Manager	RICs	OPIs	OAs	RICs	OPIs	OAs
Stephen A. Gorman, CFA	1	7	2	0	4	0
	$133.2	$1,453.0	$236.9	$0	$962.9	$0

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of Fund shares beneficially owned by the Portfolio Manager as of December 31, 2015:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Stephen A. Gorman, CFA	$0

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118GLO_2-16